CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' deficit
Preferred Stock, Shares Authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, Shares Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Shares Authorized	450,000,000	450,000,000	450,000,000
Common Stock, Shares Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Issued	13,346,642	13,318,642	12,901,753
Common Stock, Shares Outstanding	13,318,642	13,318,642	12,901,753
Series A Preferred Stock [Member]
Stockholders' deficit
Preferred Stock, Shares Authorized	1,000	1,000	1,000
Preferred Stock, Shares Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Issued	1,000	1,000	1,000
Preferred Stock, Shares Outstanding	1,000	1,000	1,000